Interest Income and Expense (Tables)	3 Months Ended
Jan. 31, 2024
Interest Income and Expense [Abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income

and interest expense by basis of accounting

measurement.
Interest Income
(millions of Canadian dollars) For the three months ended
January 31, 2024 January 31, 2023
Measured at amortized cost 1 $ 19,566 $ 15,528

Measured at FVOCI – Debt instruments 1 933 720
20,499 16,248
Measured or designated at FVTPL 2,250 1,756
Measured at FVOCI – Equity instruments 64 52
Total $ 22,813 $ 18,056
Interest income is calculated using EIRM.
Interest Expense
(millions of Canadian dollars) For the three months ended
January 31, 2024 January 31, 2023
Measured at amortized cost 1 $ 12,192 $ 8,671

Measured or designated at FVTPL 3,133 1,652
Total $ 15,325 $ 10,323
Interest expense is calculated using EIRM.